Segment reporting - Total assets (Detail) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Disclosure Of Operating Segments [Line Items]
Total assets	$ 1,678,780	$ 1,053,134	$ 1,104,364
UBS vs Credit Suisse eliminations
Disclosure Of Operating Segments [Line Items]
Total assets	(64,132)
UBS BDs
Disclosure Of Operating Segments [Line Items]
Total assets	1,142,419		1,104,364
Global Wealth Management
Disclosure Of Operating Segments [Line Items]
Total assets	375,118		388,530
Personal & Corporate Banking
Disclosure Of Operating Segments [Line Items]
Total assets	241,539		235,226
Asset Management
Disclosure Of Operating Segments [Line Items]
Total assets	19,083		17,348
Investment Bank
Disclosure Of Operating Segments [Line Items]
Total assets	363,004		391,320
Group Functions
Disclosure Of Operating Segments [Line Items]
Total assets	143,676		$ 71,940
Credit Suisse BDs | US GAAP
Disclosure Of Operating Segments [Line Items]
Total assets	544,367
Credit Suisse BDs | Reconciliation from US GAAP to IFRS
Disclosure Of Operating Segments [Line Items]
Total assets	56,125
Credit Suisse BDs | Conversion from US GAAP to IFRS for derivative netting
Disclosure Of Operating Segments [Line Items]
Total assets	69,705
Credit Suisse BDs | IFRS 3 PPA fair value marks on financial assets measured at amortized cost
Disclosure Of Operating Segments [Line Items]
Total assets	(8,428)
Credit Suisse BDs | IFRS 3 PPA adjustments to other assets
Disclosure Of Operating Segments [Line Items]
Total assets	1,972
Wealth Management | US GAAP
Disclosure Of Operating Segments [Line Items]
Total assets	106,729
Swiss Bank | US GAAP
Disclosure Of Operating Segments [Line Items]
Total assets	211,218
Asset Management | US GAAP
Disclosure Of Operating Segments [Line Items]
Total assets	1,716
Investment Bank | US GAAP
Disclosure Of Operating Segments [Line Items]
Total assets	96,575
Capital Release Unit | US GAAP
Disclosure Of Operating Segments [Line Items]
Total assets	74,843
Corporate Center | US GAAP
Disclosure Of Operating Segments [Line Items]
Total assets	$ 53,286